DEBT AND BORROWING ARRANGEMENTS (Details 2) € in Millions, SFr in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 AUD ($)	Dec. 31, 2016 EUR (€)
Long-term debt
Issuance of long term debt		$ 1,000.0	€ 2,500		$ 3,725.0	$ 1,000	€ 500
Carrying Value of Extinguished Long-Term Debt		417.0
Carrying Value of Long-Term Debt		3,974.0
Extinguishment of long-term debt	$ 3,276.0
Gains (Losses) on Extinguishment of Debt	27.0	(38.0)
Long-term Debt, Fair Value	30,456.0	35,195.0
Long-term Debt	$ 30,379.0	$ 34,506.0
Long-term Debt, Weighted Average Interest Rate, at Point in Time	1.90%	1.80%
Less current portion	$ (5,003.0)	$ (3,304.0)
Long-term debt non current	25,376.0	31,202.0
Total interest paid	903.0	803.0			$ 663.0
Increase (Decrease) in Carrying Value of Long-term Debt Interest Rate Fair Value Hedge Adjustment	62.0	13.0
Maturities of Long-Term Debt
2019	5,003.0
2020	4,272.0
2021	2,934.0
2022	2,414.0
2023	$ 4,099.0
Notes due January 29, 2018 [Member]
Long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	9.66%
Extinguishment of long-term debt	$ 26.0
Notes due March 14, 2018 [Member]
Long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	1.65%
Extinguishment of long-term debt	$ 750.0
Notes due April 1, 2018 [Member]
Long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	1.15%
Extinguishment of long-term debt	$ 1,250.0
Notes due November 1, 2018 [Member]
Long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	1.65%
Extinguishment of long-term debt	$ 1,250.0
Notes due on May 25, 2022 [Member]
Long-term debt
Issuance of long term debt		$ 500.0
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		2.20%
Notes due on May 25, 2027 [Member]
Long-term debt
Issuance of long term debt		$ 500.0
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		2.90%
Notes due on March 8, 2019 [Member]
Long-term debt
Issuance of long term debt | €			€ 1,500
Variable interest rate used		P3M	P3M	P3M
Basis spread on variable rate used (as a percent)		0.25%	0.25%	0.25%
Notes due on March 9, 2021 [Member] [Member]
Long-term debt
Issuance of long term debt | €			€ 500
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		0.00%
Notes due on March 8, 2024 [Member]
Long-term debt
Issuance of long term debt | €			€ 500
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		0.50%
Total principal notes due June 9, 2020 [Domain]
Long-term debt
Issuance of long term debt						$ 450
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate					2.60%	2.60%	2.60%
Total principal notes due June 11, 2024 [Domain]
Long-term debt
Issuance of long term debt						$ 550
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate					3.25%	3.25%	3.25%
Total principal notes due November 16, 2017 [Domain]
Long-term debt
Issuance of long term debt					$ 225.0
Variable interest rate used		P3M	P3M	P3M	P3M	P3M	P3M
Basis spread on variable rate used (as a percent)		0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Extinguishment of long-term debt		$ 225.0
Notes due August 15, 2019 [Member]
Long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		4.50%
Extinguishment of long-term debt		$ 95.6
Notes due February 1, 2022 [Member] [Domain]
Long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		8.50%
Extinguishment of long-term debt		$ 38.6
Notes due September 15, 2022 [Member]
Long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		8.00%
Extinguishment of long-term debt		$ 11.7
Notes due September 15, 2023 [Member]
Long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		6.75%
Extinguishment of long-term debt		$ 36.5
Notes due October 1, 2026 [Member]
Long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		7.00%
Extinguishment of long-term debt		$ 9.9
Notes due November 15, 2026 [Member]
Long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		6.95%
Extinguishment of long-term debt		$ 53.8
Notes due September 15, 2028 [Member]
Long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		6.75%
Extinguishment of long-term debt		$ 41.3
Notes due October 15, 2036 [Member]
Long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		6.70%
Extinguishment of long-term debt		$ 32.0
Notes due March 18, 2037 [Member]
Long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		5.71%
Extinguishment of long-term debt		$ 3.4
Notes due January 15, 2038 [Member]
Long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		6.75%
Extinguishment of long-term debt		$ 24.3
Notes due May 15, 2098 [Member]
Long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	7.00%	7.00%
Extinguishment of long-term debt	$ 94.0	$ 4.7
Total principal notes due May 30, 2019 [Domain]
Long-term debt
Issuance of long term debt					$ 1,000.0
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate					1.375%	1.375%	1.375%
Total principal notes due September 1, 2021 [Domain]
Long-term debt
Issuance of long term debt					$ 1,000.0
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate					1.55%	1.55%	1.55%
Total principal notes due June 1, 2026 [Domain]
Long-term debt
Issuance of long term debt					$ 500.0
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate					2.55%	2.55%	2.55%
Total principal notes due September 1, 2026 [Domain]
Long-term debt
Issuance of long term debt					$ 1,000.0
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate					2.25%	2.25%	2.25%
Total principal notes due September 2, 2036 [Domain]
Long-term debt
Issuance of long term debt | €							€ 500
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate					1.10%	1.10%	1.10%
Total principal notes due September 1, 2016 [Domain]
Long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate					1.80%	1.80%	1.80%
Total principal variable notes due November 1, 2016 [Domain]
Long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate					0.75%	0.75%	0.75%
Variable interest rate used					P3M	P3M	P3M
Basis spread on variable rate used (as a percent)					0.10%	0.10%	0.10%
Total principal notes due October 2, 2017 [Domain]
Long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		0.00%
Extinguishment of long-term debt | SFr				SFr 200
Total principal notes due March 9, 2017 [Domain]
Long-term debt
Variable interest rate used		P3M	P3M	P3M
Basis spread on variable rate used (as a percent)		0.15%	0.15%	0.15%
Extinguishment of long-term debt | €			€ 2,000
Notes due August 1, 2017 [Domain]
Long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		7.125%
Extinguishment of long-term debt		$ 206.0
Total principal notes dues October 27, 2017 [Domain]
Long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		0.875%
Extinguishment of long-term debt		$ 750.0
U.S. dollar notes due 2019-2093
Long-term debt
Long-term Debt	$ 13,619.0	$ 16,854.0
Long-term Debt, Weighted Average Interest Rate, at Point in Time	2.60%	2.30%
U.S. dollar debentures due 2020-2098
Long-term debt
Long-term Debt	$ 1,390.0	$ 1,559.0
Long-term Debt, Weighted Average Interest Rate, at Point in Time	5.20%	5.50%
U.S. dollar zero coupon notes due in 2020
Long-term debt
Unamortized discounts	$ 8.0	$ 13.0
Long-term Debt	$ 163.0	$ 158.0
Long-term Debt, Weighted Average Interest Rate, at Point in Time	8.40%	8.40%
Australian dollar notes due 2020-2024 [Member]
Long-term debt
Long-term Debt	$ 723.0	$ 760.0
Long-term Debt, Weighted Average Interest Rate, at Point in Time	2.20%	2.10%
Euro notes due 2019 - 2036 [Member]
Long-term debt
Long-term Debt	$ 12,994.0	$ 13,663.0
Long-term Debt, Weighted Average Interest Rate, at Point in Time	0.60%	0.70%
Swiss franc notes due 2022 - 2028 [Member]
Long-term debt
Long-term Debt	$ 1,128.0	$ 1,148.0
Long-term Debt, Weighted Average Interest Rate, at Point in Time	3.60%	3.00%
Other, due through 2098
Long-term debt
Long-term Debt	$ 300.0	$ 351.0
Long-term Debt, Weighted Average Interest Rate, at Point in Time	4.00%	4.10%
Other, due through 2031
Long-term debt
Long-term Debt	$ 154.0
Assumed long term debt | Coca-Cola Enterprises Inc.
Long-term debt
Fair value adjustment related to the debt assumed	$ 212.0	$ 263.0
Fair value adjustments weighted-average amortization period (in years)	19
upon maturity | Total principal notes due September 1, 2016 [Domain]
Long-term debt
Extinguishment of long-term debt					$ 1,654.0
upon maturity | Total principal variable notes due November 1, 2016 [Domain]
Long-term debt
Extinguishment of long-term debt					500.0
upon maturity | Total principal fixed notes due November 1, 2016 [Domain] [Domain]
Long-term debt
Extinguishment of long-term debt					$ 500.0